Share Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance		308,562,865
Option granted for the year				0
Unrecognized compensation expense		¥ 0
Unrecognized compensation expense related to share options		¥ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term		10 years
Share based award granted, vesting period		4 years
Share-based compensation expenses		¥ 25,134	¥ 30,535	¥ 94,148
Unrecognized compensation expense, weighted average period recognized		2 years 8 months 15 days	3 years 18 days
Accelerated vesting, incremental charge				19,804
Unrecognized compensation expense		¥ 43,909	¥ 89,767
Options were vested early under the amended vesting schedule	4,775,750
Total fair value of RSUs vested		7,070	21,351	3,197
Intrinsic value of RSUs vested		¥ 7,070	21,351	3,197
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term		10 years
Share based award granted, vesting period		4 years
Share vested term after resignation		15 days
Share-based compensation expenses, requisite service period		4 years
Share-based compensation expenses		¥ 1,161	1,650	8,920
Unrecognized compensation expense			¥ 244
Unrecognized compensation expense, weighted average period recognized			1 month 9 days
Accelerated vesting, incremental charge				¥ 1,555
Unrecognized compensation expense related to share options			¥ 244